Schedule of Investments (unaudited) February 28, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Education — 0.7%
Chapman University, 3.00%, 04/01/51	$3,495	$2,419,550
Conservation Fund A Nonprofit Corp., Series 2019, 3.47%, 12/15/29	2,677	2,280,821
Grand Canyon University, 5.13%, 10/01/28	35,874	32,824,710

		37,525,081

Health Care Providers & Services — 0.3%
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	1,046	705,363
Hackensack Meridian Health, Inc., Series 2020, 2.68%, 09/01/41	12,500	8,870,461
OhioHealth Corp., 2.83%, 11/15/41	10,000	7,342,667

		16,918,491

Thrifts & Mortgage Finance — 0.3%
Community Preservation Corp., Series 2020, Class C, 2.87%, 02/01/30	17,450	14,510,986

Total Corporate Bonds — 1.3% (Cost: $83,042,000)		68,954,558

Municipal Bonds

Alabama — 1.1%
Alabama Federal Aid Highway Finance Authority, Refunding RB
Series B, 2.16%, 09/01/32	4,000	3,236,516
Series B, 2.26%, 09/01/33	6,300	5,039,956
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(a)	26,150	27,433,913
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series D, Sub Lien, 7.00%, 10/01/51	3,000	3,196,365
Series D, Sub Lien, 6.50%, 10/01/53	15,110	16,068,820
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	6,540	5,715,659

		60,691,229

Alaska — 0.2%
State of Alaska International Airports System, Refunding RB
Series B, 5.00%, 10/01/32	5,000	5,238,820
Series B, 5.00%, 10/01/34	5,000	5,238,930

		10,477,750

Arizona — 2.9%
Arizona Health Facilities Authority, Refunding RB, 5.00%, 12/01/39	5,000	5,060,695
Arizona Industrial Development Authority, RB(b)
7.10%, 01/01/55	3,195	3,243,229
Series A, 5.00%, 07/01/39	1,335	1,242,798
Series A, 5.00%, 07/01/49	2,075	1,827,693
Arizona Industrial Development Authority, RB, M/F Housing, Series 2019-2, Class A, 3.63%, 05/20/33	51,748	48,452,990
Chandler Industrial Development Authority, RB, Series 2, AMT, 5.00%, 09/01/52(a)	25,000	25,937,825
City of Phoenix Civic Improvement Corp., ARB, Series A, AMT, 5.00%, 07/01/47	10,000	10,213,380

Security	Par (000)	Value

Arizona (continued)
City of Phoenix Civic Improvement Corp., Refunding ARB, Series D, Junior Lien, 5.00%, 07/01/37	$5,000	$5,261,930
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB, 5.00%, 07/01/35(b)	1,795	1,763,379
Maricopa County Industrial Development Authority, RB
Series A, 5.00%, 09/01/31	1,000	1,122,643
Series A, 5.00%, 09/01/32	1,000	1,118,103
Series A, 5.00%, 09/01/34	1,000	1,099,571
Maricopa County Pollution Control Corp., Refunding RB, 2.40%, 06/01/35	40,000	30,652,360
Salt River Project Agricultural Improvement & Power District, RB, 5.00%, 01/01/47	5,000	5,350,880
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/45	10,000	10,418,310

		152,765,786

Arkansas(b) — 0.5%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	13,150	11,613,541
Series A, AMT, 4.75%, 09/01/49	16,695	15,291,418

		26,904,959

California — 11.9%
Antelope Valley Community College District, Refunding GO, Series A, Election 2016, 4.00%, 08/01/46	10,000	9,761,270
Bay Area Toll Authority, Refunding RB, Series A, 2.00%, 04/01/56(a)	5,000	4,563,175
California Community Housing Agency, RB, M/F Housing, Series A-2, 4.00%, 08/01/51(b)	1,915	1,300,166
California Enterprise Development Authority, RB, 10.00%, 11/15/32(b)	670	663,038
California Health Facilities Financing Authority, RB
5.00%, 02/01/36	5,000	5,235,205
5.00%, 02/01/37	5,000	5,205,060
California Housing Finance Agency, RB, Series 2, 4.00%, 03/20/33	18,449	18,223,195
California Housing Finance Agency, RB, M/F Housing
Class A, 3.25%, 08/20/36	15,717	14,504,876
Series 2021-2, Class A, (FHLMC COLL), 3.75%, 03/25/35	42	40,521
Series A, AMT, 4.25%, 01/15/35	18	18,426
California Infrastructure & Economic Development Bank, RB, 5.00%, 05/15/52	10,000	10,409,310
California Municipal Finance Authority, RB
5.38%, 07/01/34(b)	1,000	1,001,822
5.63%, 07/01/44(b)	2,760	2,698,976
6.00%, 07/01/44	1,960	1,964,606
Series A, 6.00%, 08/01/44(b)	330	330,748
Series A, 6.13%, 08/01/49(b)	285	285,703
California Municipal Finance Authority, RB, S/F Housing, Series B, 5.88%, 08/15/49	1,000	1,001,178
California Pollution Control Financing Authority, RB(b)
AMT, 5.00%, 07/01/37	10,000	10,020,440
Series A, AMT, 5.00%, 11/21/45	50,000	50,009,950

1

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California Pollution Control Financing Authority, Refunding RB, Series B-2, AMT, 3.13%, 11/01/40(a)	$12,090	$11,689,059
California Public Finance Authority, Refunding RB, Series A, 5.00%, 08/01/47	10,000	10,397,620
California School Finance Authority, RB, Series A, 6.75%, 11/01/45(b)	1,395	1,413,287
California Statewide Communities Development Authority, Refunding RB
1.75%, 09/01/29	20,000	17,142,160
Series A, 5.25%, 11/01/44(b)	1,250	1,045,362
Series B, 1.45%, 04/01/28	10,000	8,801,670
Chaffey Joint Union High School District, GO, Series C, Election of 2012, 5.25%, 08/01/47	10,000	10,519,270
Chino Valley Unified School District, GO, Series A, Election 2016, 5.25%, 08/01/47	10,000	10,579,550
City of Los Angeles Department of Airports, ARB
AMT, 5.00%, 05/15/32	6,765	7,593,882
Series A, AMT, 5.00%, 05/15/45	5,000	5,073,745
Series A, AMT, 5.25%, 05/15/48	10,000	10,351,820
Series A, AMT, Subordinate, 5.00%, 05/15/30	5,000	5,525,295
City of Los Angeles Department of Airports, Refunding ARB
Series B, 5.00%, 05/15/36	3,165	3,585,923
AMT, 5.00%, 05/15/37	4,100	4,436,967
Series A, AMT, 5.00%, 05/15/40	5,000	5,330,965
Series A, AMT, 5.00%, 05/15/46	10,000	10,392,790
AMT, Subordinate, 5.00%, 05/15/30(c)	30	33,422
AMT, Subordinate, 5.00%, 05/15/31	18,995	21,119,230
AMT, Subordinate, 5.00%, 05/15/31(c)	775	872,105
AMT, Subordinate, 5.00%, 11/15/31(d)	2,655	2,987,376
AMT, Subordinate, 5.00%, 05/15/33	9,470	10,592,792
AMT, Subordinate, 5.00%, 05/15/34	4,735	5,278,090
AMT, Subordinate, 5.00%, 05/15/35	10,105	11,181,152
AMT, Subordinate, 5.00%, 05/15/36	13,690	15,012,783
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series C, 4.00%, 11/01/50	5,050	4,842,950
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series A, 5.00%, 11/01/50	24,515	26,394,148
Cloverdale Unified School District, Refunding GO, Series B, 4.00%, 08/01/49	5,000	4,763,220
CMFA Special Finance Agency VII, RB, M/F Housing, Series A1, 3.00%, 08/01/56(b)	865	579,930
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(b)	3,490	2,769,612
Contra Costa Water District, Refunding RB, Series W, 4.00%, 10/01/46	10,000	9,789,410
CSCDA Community Improvement Authority, RB, M/F Housing(b)
4.00%, 07/01/56	19,980	14,854,114
3.25%, 05/01/57	2,365	1,644,462
4.00%, 07/01/58	5,880	4,180,051
Series B, 4.00%, 07/01/58	6,700	4,443,165
Mezzanine Lien, 4.00%, 06/01/57	4,610	3,175,857
Series B, Mezzanine Lien, 4.00%, 12/01/59	8,355	5,415,711
Senior Lien, 3.25%, 05/01/57	2,180	1,471,478

Security	Par (000)	Value

California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(b) (continued)
Senior Lien, 3.13%, 06/01/57	$8,865	$5,927,680
Series B, Sub Lien, 4.00%, 12/01/59	10,420	7,094,895
East Bay Municipal Utility District Water System Revenue, RB, Series A, 5.00%, 06/01/42	10,000	10,594,040
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5, GO, Series A, Election 2014, 4.00%, 10/01/40	10,000	10,032,440
Fresno Unified School District, Refunding GO, Series B, 4.00%, 08/01/46	10,000	9,596,340
Glendale Community College District, GO, CAB, Series B, 0.00%, 08/01/39(e)	6,755	3,262,996
Golden State Tobacco Securitization Corp., Refunding RB, Class B, (SAP), 2.35%, 06/01/30	8,000	6,706,760
Manteca Unified School District, GO, Series A, Election 2014, 5.00%, 08/01/40	10,000	10,387,080
Municipal Improvement Corp. of Los Angeles, Refunding RB, 5.00%, 11/01/40	5,000	5,522,850
Northern California Gas Authority No. 1, RB, Series B, 3.91%, 07/01/27(a)	3,600	3,579,163
Poway Unified School District, Refunding GO(e)
0.00%, 08/01/35	5,950	3,768,605
0.00%, 08/01/38	22,210	11,850,878
Sacramento Municipal Utility District, Refunding RB, Series H, 4.00%, 08/15/45	4,925	4,778,609
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/31	5,750	6,280,892
Series B, AMT, Subordinate, 5.00%, 07/01/28	5,245	5,595,906
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series A, AMT, 5.00%, 05/01/32	5,000	5,537,875
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series C, 2.13%, 10/01/48(a)	18,000	17,838,414
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series A, 5.00%, 10/01/45	5,000	5,474,235
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(b)(e)
Series D, 0.00%, 08/01/26	1,170	1,000,385
Series D, 0.00%, 08/01/43	20,000	7,320,080
San Mateo County Community College District, GO(e)
Series B, Election 2005, (NPFGC), 0.00%, 09/01/35	11,000	7,034,907
Series B, Election 2005, (NPFGC), 0.00%, 09/01/36	21,650	13,036,396
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	13,845	13,263,039
Santa Clara Valley Water District, Refunding RB
Series A, 5.00%, 06/01/48	4,915	5,426,347
Series A, 5.00%, 06/01/49	5,160	5,684,658
Series A, 5.00%, 06/01/50	5,415	5,957,507
Series A, 5.00%, 06/01/51	5,690	6,251,461
Series A, 5.00%, 06/01/52	5,675	6,229,408

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California Department of Water Resources, Refunding RB, Series BC, 1.41%, 12/01/29	$4,600	$3,706,041
State of California, Refunding GO, 4.00%, 03/01/36	10,000	10,274,450

		631,532,425

Colorado — 1.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/36	5,000	5,383,575
City of Colorado Springs Colorado Utilities System Revenue, RB
Series B, 5.00%, 11/15/47	6,520	7,125,291
Series B, 5.25%, 11/15/52	13,000	14,358,786
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 07/01/46(b)	2,000	1,809,102
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/30	10,000	10,805,990
Series A, 5.00%, 08/01/31	5,000	5,381,205
Series A, 5.00%, 08/01/32	5,000	5,360,290
Series A, 5.00%, 08/01/35	5,000	5,294,165
Series A, 5.00%, 08/01/36	10,000	10,455,610
DIATC Metropolitan District, GO, 5.00%, 12/01/39(b)	1,245	1,139,245
Fitzsimons Village Metropolitan District No. 1, Refunding GO, Senior Lien, 5.00%, 12/01/49	1,040	864,410
Flying Horse Metropolitan District No. 3, Refunding GO, 6.00%, 12/01/49(b)	2,965	2,771,801
Plaza Metropolitan District No. 1, Refunding TA, 4.00%, 12/01/23(b)	1,000	988,604
Public Authority for Colorado Energy, RB, 6.25%, 11/15/28	5,000	5,282,330
STC Metropolitan District No. 2, Refunding GO, Series A, 4.00%, 12/01/29	1,000	935,508
Village at Dry Creek Metropolitan District No. 2, GO, 4.38%, 12/01/44	2,483	2,026,870

		79,982,782

Connecticut — 1.6%
Connecticut Housing Finance Authority, Refunding RB, M/F Housing, Series A-1, 2.88%, 11/15/30	5,030	4,750,362
Connecticut Housing Finance Authority, Refunding RB, S/F Housing
0.55%, 05/15/26	1,000	919,429
0.60%, 11/15/26	1,000	908,686
0.75%, 11/15/27	2,250	1,999,100
0.85%, 05/15/28	2,940	2,586,882
0.90%, 11/15/28	1,150	999,845
1.05%, 05/15/29	3,000	2,593,110
1.10%, 11/15/29	5,630	4,805,779
1.30%, 05/15/30	3,450	2,942,864
1.35%, 11/15/30	4,050	3,419,654
1.45%, 05/15/31	1,220	1,044,557
1.50%, 11/15/31	4,910	4,173,328
1.60%, 05/15/32	3,740	3,169,624
1.70%, 05/15/34	2,635	2,134,350
Connecticut State Health & Educational Facilities Authority, RB, Series A-1, 5.00%, 10/01/54(b)	2,370	1,901,529
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	10,000	10,273,670
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	10,450	10,470,001

Security	Par (000)	Value

Connecticut (continued)
Mohegan Tribe of Indians of Connecticut, RB, Series A, AMT, 6.75%, 02/01/45(b)	$5,434	$5,438,020
Mohegan Tribe of Indians of Connecticut, Refunding RB(b)
Series C, 5.75%, 02/01/24	3,320	3,325,866
Series C, 5.75%, 02/01/25	3,755	3,782,021
Series C, 6.25%, 02/01/30	4,930	5,083,402
State of Connecticut Special Tax Revenue, RB, Series D, 4.00%, 11/01/39	10,000	10,021,270

		86,743,349

Delaware — 0.3%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)(f)	15,009	13,725,290

District of Columbia — 1.1%
District of Columbia Water & Sewer Authority, RB
Series A, 5.00%, 10/01/52	10,000	10,370,410
Series A, Sub Lien, 5.00%, 10/01/23(d)(g)	10,000	10,099,980
District of Columbia, RB, Series A, 5.00%, 07/01/47	15,400	16,687,301
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
AMT, 5.00%, 10/01/27	5,000	5,287,730
AMT, 5.00%, 10/01/42	10,000	10,303,660
Series A, AMT, 5.00%, 10/01/30	5,000	5,097,965

		57,847,046

Florida — 4.9%
Alta Lakes Community Development District, SAB
3.50%, 05/01/24	195	193,563
3.75%, 05/01/29	550	527,596
4.40%, 05/01/39	1,030	934,011
4.63%, 05/01/49	1,775	1,544,057
Babcock Ranch Community Independent Special District, SAB
4.75%, 11/01/26	335	333,705
5.00%, 11/01/31	500	490,845
5.25%, 11/01/46	3,465	3,310,222
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/31	580	543,214
4.00%, 11/15/45	1,575	1,286,755
4.00%, 11/15/55	2,340	1,759,062
Canaveral Port Authority, ARB
Series B, 5.00%, 06/01/48	5,000	5,121,335
Series A, AMT, 5.00%, 06/01/45	5,000	5,044,700
Capital Trust Agency, Inc., RB
4.88%, 06/15/56(b)	12,000	9,475,800
Series A, 5.00%, 12/15/39	1,775	1,749,754
Series A, 5.00%, 06/15/49(b)	5,000	4,026,625
Series A-2, 5.00%, 01/01/26(b)	1,760	1,750,644
Celebration Pointe Community Development District No. 1, SAB
4.75%, 05/01/24	100	99,957
5.00%, 05/01/34	710	691,343
5.13%, 05/01/45	985	918,548
4.00%, 05/01/53	2,695	1,969,775
Charles Cove Community Development District, SAB, 4.00%, 05/01/52	1,160	890,547
Charlotte County Industrial Development Authority, RB, AMT, 5.50%, 10/01/36(b)	3,220	3,245,490

3

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
City of St Petersburg Florida Public Utility Revenue, RB, Series B, 5.00%, 10/01/52	$5,000	$5,328,380
Collier County Industrial Development Authority, Refunding RB, Series A, 8.25%, 05/15/49(b)(f)(h)(i)	1,000	586,800
County of Broward Florida Tourist Development Tax Revenue, Refunding RB, 4.00%, 09/01/47	10,000	9,227,050
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.06%, 10/01/31	5,120	4,809,682
County of Miami-Dade Florida, RB(e)
0.00%, 10/01/38	30,000	14,749,590
0.00%, 10/01/44	10,000	3,484,250
Series C, (AGC), 0.00%, 10/01/44	38,000	13,625,812
County of Miami-Dade Florida, Refunding RB, Series A, (AGC), 0.00%, 10/01/45(e)	10,000	3,368,190
County of Miami-Dade Seaport Department, Refunding RB
Series A-2, (AGM), 4.00%, 10/01/49	5,000	4,552,385
Series A, AMT, 5.00%, 10/01/34	3,400	3,701,604
Series A, AMT, 5.00%, 10/01/35	1,650	1,777,182
Series A, AMT, 5.00%, 10/01/36	1,300	1,381,646
Series B-2, AMT, Subordinate, 4.00%, 10/01/50	6,005	5,370,151
County of Palm Beach Florida, RB(b)
5.25%, 04/01/23	85	84,943
5.00%, 04/01/39	2,700	2,641,756
5.00%, 04/01/51	2,305	2,143,899
County of Sarasota Florida Utility System Revenue, RB, 5.25%, 10/01/52	19,790	21,956,490
Crossings At Fleming Island Community Development District, Refunding SAB, Series A-3, Senior Lien, 6.50%, 05/01/44	2,185	2,202,583
Duval County Public Schools, COP
Series A, AMT, (AGM), 5.00%, 07/01/30	5,750	6,552,545
Series A, AMT, (AGM), 5.00%, 07/01/31	6,500	7,396,389
Epperson North Community Development District, SAB, Series A, 4.00%, 11/01/51	975	747,081
Florida Development Finance Corp., RB
6.50%, 06/30/57(b)	5,810	5,632,586
Series A, 5.75%, 06/15/29(b)	365	364,967
Series A, 6.00%, 06/15/34(b)	440	440,662
Series A, 6.13%, 06/15/44(b)	1,685	1,623,358
Series C, 5.75%, 12/15/56(b)	4,090	3,428,782
AMT, 5.00%, 05/01/29(b)	1,140	1,054,778
AMT, 3.00%, 06/01/32	3,100	2,390,345
Florida Development Finance Corp., Refunding RB
5.00%, 11/15/28	1,050	1,139,885
5.00%, 11/15/29	1,350	1,482,581
5.00%, 11/15/30	1,500	1,663,722
5.00%, 11/15/32	1,800	2,010,139
Series A, 4.50%, 12/15/56(b)	11,970	9,031,054
Florida Housing Finance Corp., RB, S/F Housing Class 1, (FHLMC, FNMA, GNMA), 3.70%, 07/01/38	2,130	2,152,440
Series 1, (FHLMC, FNMA, GNMA), 1.80%, 07/01/36	2,495	2,054,453
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/46	10,000	10,157,090
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.75%, 05/01/34	1,005	888,459

Security	Par (000)	Value

Florida (continued)
Harbor Bay Community Development District, SAB
Series A-1, 3.88%, 05/01/39	$2,170	$1,844,797
Series A-1, 4.10%, 05/01/48	1,400	1,126,643
Lakewood Ranch Stewardship District, SAB
4.25%, 05/01/25	195	194,379
2.13%, 05/01/26	185	177,199
4.25%, 05/01/26	770	760,812
2.63%, 05/01/31	260	226,266
4.88%, 05/01/35	1,100	1,082,809
4.40%, 05/01/39	605	548,618
3.13%, 05/01/41	645	473,262
4.88%, 05/01/45	2,275	2,130,312
5.13%, 05/01/46	5,415	5,029,891
4.50%, 05/01/49	1,505	1,283,451
4.00%, 05/01/51	925	702,220
Midtown Miami Community Development District, Refunding SAB, Series B, 5.00%, 05/01/37	1,870	1,831,394
Pinellas County Industrial Development Authority, RB, 5.00%, 07/01/39	2,030	1,950,751
Portico Community Development District, Refunding SAB
Series 1, 3.20%, 05/01/31	995	891,599
Series 1, 3.50%, 05/01/37	1,250	1,037,987
Reunion East Community Development District, SAB
2.40%, 05/01/26	290	279,574
2.85%, 05/01/31	500	443,858
4.00%, 05/01/51	2,685	2,074,281
Sawyers Landing Community Development District, SAB
3.75%, 05/01/31	1,550	1,417,808
4.13%, 05/01/41	2,525	2,094,702
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(h)(i)	143	90,783
Sumter Landing Community Development District, RB, 4.17%, 10/01/47	2,030	1,764,374
Talavera Community Development District, SAB
4.35%, 05/01/40	495	442,558
4.50%, 05/01/50	770	652,752
Tampa Bay Water, RB, 5.00%, 10/01/38	10,000	10,114,830
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(j)	490	437,143
Tolomato Community Development District, SAB, Series 2015-3, 6.61%, 05/01/40(h)(i)	535	5
Trout Creek Community Development District, SAB
5.50%, 05/01/35	2,325	2,325,784
5.63%, 05/01/45	3,610	3,562,153
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,413,082
Westside Haines City Community Development District, SAB
2.50%, 05/01/26	250	241,371
3.00%, 05/01/31	435	389,587
3.25%, 05/01/41	2,025	1,537,339

		257,685,631

Georgia — 3.5%
Atlanta Urban Redevelopment Agency, RB(b)
2.38%, 07/01/26	1,380	1,305,800
2.88%, 07/01/31	1,930	1,700,118

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Atlanta Urban Redevelopment Agency, RB(b) (continued)
3.63%, 07/01/42	$5,605	$4,748,814
3.88%, 07/01/51	2,630	2,191,837
City of Atlanta Georgia Department of Aviation, Refunding RB
Series B, 5.00%, 07/01/29	1,095	1,225,838
Series B, 5.00%, 07/01/33	1,800	2,053,856
Series B, 5.00%, 07/01/34	1,635	1,853,371
Series C, AMT, 5.00%, 07/01/30	1,315	1,427,994
Series C, AMT, 5.00%, 07/01/31	1,730	1,887,709
Series C, AMT, 5.00%, 07/01/34	1,000	1,083,025
Series C, AMT, 5.00%, 07/01/35	1,500	1,615,816
Series C, AMT, 5.00%, 07/01/36	1,500	1,605,084
City of Atlanta Georgia Revenue, Refunding RB, 5.00%, 11/01/40	20,000	20,498,240
County of DeKalb Georgia Water & Sewerage Revenue, Refunding RB
5.00%, 10/01/28	5,000	5,587,405
5.00%, 10/01/29	10,000	11,368,360
5.00%, 10/01/30	5,000	5,778,835
5.00%, 10/01/31	5,000	5,871,320
5.00%, 10/01/46	11,820	12,885,632
5.00%, 10/01/47	9,865	10,734,442
5.00%, 10/01/48	12,395	13,460,363
5.00%, 10/01/49	7,210	7,820,377
Development Authority of Cobb County, RB, Series A, 5.00%, 06/01/49	10,000	10,352,340
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	3,355	2,955,523
Georgia Housing & Finance Authority, RB, S/F Housing
Series B, 3.55%, 12/01/42	10,000	8,485,910
Series B1, 3.65%, 06/01/44	9,670	9,483,620
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series A, 2.40%, 12/01/41	4,245	3,014,353
Gwinnett County School District, GO, Series B, 5.00%, 08/01/27	5,000	5,493,495
Main Street Natural Gas, Inc., RB, Series B, 5.00%, 07/01/53(a)	21,460	22,625,342
State of Georgia, Refunding GO, Series A, 4.00%, 07/01/35	5,000	5,262,495

		184,377,314

Hawaii — 0.4%
Kauai County Community Facilities District, ST
5.00%, 05/15/44	625	604,141
5.00%, 05/15/49	2,750	2,650,989
State of Hawaii Department of Budget & Finance, Refunding RB, Series A, 4.00%, 07/01/40	10,000	9,548,980
State of Hawaii, Refunding GO, Series GJ, 2.04%, 08/01/31	7,500	6,113,295

		18,917,405

Idaho — 0.3%
Idaho Housing & Finance Association, RB(b)
4.25%, 06/15/62	5,910	4,268,787
Series A, 6.95%, 06/15/55	5,150	5,408,447

Security	Par (000)	Value

Idaho (continued)
Idaho Housing & Finance Association, Refunding RB
Series A, 4.00%, 07/15/37	$2,100	$2,082,753
Series A, 4.00%, 07/15/38	3,000	2,939,547
Series A, 4.00%, 07/15/39	3,250	3,165,890

		17,865,424

Illinois — 2.3%
Chicago Board of Education, GO
6.32%, 11/01/29	7,990	7,696,160
Series D, 5.00%, 12/01/46	19,655	18,597,391
Series H, 5.00%, 12/01/46	5,000	4,753,895
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	19,810	19,144,523
6.52%, 12/01/40	7,045	6,354,632
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/35	11,230	10,331,892
Series C, 5.00%, 12/01/34	5,590	5,663,045
City of Chicago Illinois Special Assessment Revenue, Refunding SAB(b)
1.99%, 12/01/23	280	274,067
2.27%, 12/01/24	315	302,186
2.53%, 12/01/25	335	317,783
2.69%, 12/01/26	305	286,966
2.87%, 12/01/27	248	232,056
3.04%, 12/01/28	270	251,763
3.20%, 12/01/29	325	302,392
3.29%, 12/01/30	350	324,038
3.38%, 12/01/31	375	346,317
3.45%, 12/01/32	300	275,633
Illinois Finance Authority, Refunding RB
Class A, 4.00%, 08/15/39	7,000	6,694,380
Series A, 5.00%, 08/15/30	2,560	2,868,708
Series A, 5.00%, 08/15/32	2,960	3,342,420
Series A, 5.00%, 08/15/33	3,640	4,074,784
Series A, 5.00%, 08/15/34	4,870	5,397,733
Series A, 5.00%, 08/15/35	5,000	5,472,085
Series A, 4.00%, 11/15/39	11,500	10,603,460
Illinois Housing Development Authority, RB, S/F Housing
Series D, (FHLMC, FNMA, GNMA), 2.25%, 04/01/30	975	896,830
Series D, (FHLMC, FNMA, GNMA), 2.35%, 04/01/31	900	806,901
Series D, (FHLMC, FNMA, GNMA), 2.70%, 10/01/34	5,000	4,396,390

		120,008,430

Indiana — 0.8%
City of Valparaiso Indiana, RB, AMT, 5.88%, 01/01/24	110	111,180
Indiana Finance Authority, RB
Series A, 4.00%, 12/01/49	26,175	23,994,884
Series B, 1st Lien, 5.25%, 10/01/47	5,000	5,401,225
Indiana Finance Authority, Refunding RB
5.00%, 11/01/41	10,000	10,214,360
Series B, 3.83%, 09/15/41	2,780	2,061,237

		41,782,886

5

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa — 0.3%
Iowa Finance Authority, Refunding RB, 5.00%, 08/01/42	$10,000	$10,561,600
Iowa Tobacco Settlement Authority, Refunding RB, CAB, Series B2, Subordinate, 0.00%, 06/01/65(e)	38,690	4,164,669

		14,726,269

Kentucky — 0.2%
City of Henderson Kentucky, RB, Series SE, AMT, 4.70%, 01/01/52(b)	2,490	2,339,178
Kentucky Economic Development Finance Authority, RB, Series B, 5.00%, 08/15/33	5,000	5,292,465
Westvaco Corp., RB, 7.67%, 01/15/27(b)	3,100	3,239,630

		10,871,273

Louisiana — 0.3%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(b)	5,530	5,009,345
Louisiana Public Facilities Authority, RB, Series A, 5.00%, 04/01/57(b)	4,965	3,911,933
Louisiana Public Facilities Authority, Refunding RB, Class A, 3.00%, 05/15/47	10,000	7,212,280

		16,133,558

Maine — 0.5%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(b)	12,755	8,034,017
Maine State Housing Authority, RB, M/F Housing
Series A, AMT, 0.60%, 11/15/26	2,000	1,819,538
Series A, AMT, 1.85%, 11/15/36	2,750	2,039,144
Series A, AMT, 2.05%, 11/15/41	1,185	788,532
Series A, AMT, 2.15%, 11/15/46	5,000	3,008,880
Maine State Housing Authority, RB, S/F Housing
Series B, 3.75%, 11/15/38	6,075	6,099,276
Series H, 3.55%, 11/15/37	1,035	984,976
Series A, AMT, 3.00%, 11/15/44	2,500	1,851,488

		24,625,851

Maryland — 0.8%
Anne Arundel County Consolidated Special Taxing District, ST
5.13%, 07/01/36	600	602,703
5.25%, 07/01/44	1,220	1,208,410
County of Howard Maryland, TA, 6.10%, 02/15/44	1,170	1,178,387
Maryland Community Development Administration, RB, M/F Housing
Series D, 2.75%, 07/01/34	1,005	889,956
Series D, 2.95%, 07/01/62	2,000	1,232,314
Maryland Community Development Administration, Refunding RB, S/F Housing
Series A, 2.50%, 09/01/40	5,000	3,761,810
Series A, 2.60%, 03/01/42	3,490	2,598,616
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(b)	10,405	10,764,555
Maryland Stadium Authority, RB, Series A, (NPFGC), 5.00%, 05/01/47	6,590	6,848,545
State of Maryland Department of Transportation, ARB
Class B, AMT, 5.00%, 08/01/31	1,250	1,367,061
Class B, AMT, 5.00%, 08/01/34	1,105	1,194,619
Class B, AMT, 5.00%, 08/01/35	1,115	1,196,101
Class B, AMT, 4.00%, 08/01/37	1,500	1,452,229
Class B, AMT, 4.00%, 08/01/38	1,500	1,443,780

Security	Par (000)	Value

Maryland (continued)
State of Maryland Department of Transportation, ARB (continued)
Class B, AMT, 4.00%, 08/01/39	$1,840	$1,766,900
Class B, AMT, 4.00%, 08/01/40	1,600	1,514,234
State of Maryland Department of Transportation, RB, Series A, AMT, 3.00%, 10/01/33	5,000	4,966,380

		43,986,600

Massachusetts — 1.9%
Commonwealth of Massachusetts, GO
Series A, 5.00%, 03/01/46	10,000	10,120,120
Series E, 5.00%, 11/01/52	10,000	10,774,780
Commonwealth of Massachusetts, RB, Series A, 3.88%, 01/15/31	8,670	8,238,208
Massachusetts Development Finance Agency, RB
5.00%, 10/01/38	5,000	4,879,290
5.00%, 10/01/43	5,000	4,743,590
Series D, 5.00%, 07/01/44	5,000	5,047,455
Series J2, 5.00%, 07/01/43	5,000	5,156,480
Massachusetts Development Finance Agency, Refunding RB
4.00%, 10/01/32(b)	2,560	2,432,315
4.13%, 10/01/42(b)	8,225	7,286,906
Series A, 5.00%, 10/15/27	5,000	5,505,055
Massachusetts Educational Financing Authority, RB, Series A, 2.46%, 07/01/30	5,000	4,125,630
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A, 3.40%, 12/01/49	3,115	2,437,432
Series C1, 2.75%, 12/01/55	2,250	1,404,488
Series C-1, 2.65%, 12/01/34	2,950	2,558,450
Series C-1, 3.30%, 12/01/59	10,000	6,930,290
Series C-1, 3.35%, 06/01/62	5,010	3,463,989
Massachusetts Housing Finance Agency, Refunding RB, M/F Housing
Series B-1, 2.75%, 12/01/34	2,130	1,867,916
Series B-1, 3.30%, 12/01/56	5,660	4,004,744
Massachusetts Water Resources Authority, Refunding RB, Series C, 2.39%, 08/01/33	9,380	7,536,511

		98,513,649

Michigan — 2.4%
Grand Traverse County Hospital Finance Authority, Refunding RB
5.00%, 07/01/30	1,710	1,891,494
5.00%, 07/01/31	2,700	3,013,589
Michigan Finance Authority, RB
4.00%, 02/15/47	10,000	9,079,450
4.00%, 02/15/44	10,000	9,227,340
Series A, 6.50%, 06/01/57(b)	4,020	3,742,166
Series S, 5.00%, 11/01/44	5,000	5,076,950
Michigan Finance Authority, Refunding RB
5.00%, 06/01/26(d)(g)	145	154,373
5.00%, 11/15/37	5,000	5,133,665
5.00%, 12/01/45(g)	9,855	9,990,191
4.00%, 12/01/46	10,000	9,111,860
Series B, 5.00%, 07/01/44	5,000	5,014,200
Michigan State Housing Development Authority, RB, M/F Housing
Series A, AMT, 3.80%, 10/01/38	10,000	9,289,770
Series A, AMT, 2.55%, 10/01/51	8,700	5,466,436

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan State Housing Development Authority, RB, M/F Housing (continued)
Series A, AMT, 4.15%, 10/01/53	$9,230	$8,046,806
Series A, AMT, 2.70%, 10/01/56	4,175	2,611,838
Michigan State University, RB, Series B, (AMBAC), 3.89%, 02/15/37(a)	5,000	5,093,445
State of Michigan Trunk Line Revenue, RB 4.00%, 11/15/41	22,330	22,017,670
4.00%, 11/15/44	10,000	9,704,390
State of Michigan, Refunding RB, 5.00%, 03/15/27	5,000	5,391,780

		129,057,413

Minnesota — 0.5%
City of Minneapolis Minneapolis, RB 4.00%, 11/15/36	3,500	3,458,004
4.00%, 11/15/37	3,250	3,175,081
4.00%, 11/15/38	3,750	3,641,149
City of Minneapolis Minneapolis, RB, M/F Housing, (FNMA COLL), 2.35%, 02/01/38	6,587	5,275,369
Minnesota Housing Finance Agency, RB, S/F Housing
Series B, (FHLMC, FNMA, GNMA), 2.40%, 01/01/35	1,215	1,081,906
Series B, (FHLMC, FNMA, GNMA), 2.63%, 01/01/40	4,845	4,063,366
Series E, (FHLMC, FNMA, GNMA), 1.85%, 01/01/29	725	671,045
Series E, (FHLMC, FNMA, GNMA), 1.90%, 07/01/29	735	686,820
Series E, (FHLMC, FNMA, GNMA), 1.95%, 01/01/30	1,425	1,328,482
Series E, (FHLMC, FNMA, GNMA), 2.05%, 01/01/31	1,445	1,300,186
Minnesota Housing Finance Agency, Refunding RB, S/F Housing, Series B, AMT, (FHLMC, FNMA, GNMA), 3.10%, 07/01/35	600	559,691

		25,241,099

Mississippi — 0.1%
Mississippi Business Finance Corp., Refunding RB, 2.38%, 06/01/44	9,190	6,057,947
Mississippi Home Corp., RB, S/F Housing, Series A, AMT, (FHLMC, FNMA, GNMA), 2.13%, 12/01/44	1,000	668,373

		6,726,320

Missouri — 1.7%
City of St Louis Missouri Airport Revenue, ARB, Series C, (AGM), 5.00%, 07/01/42	5,000	5,193,635
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 5.00%, 07/01/31	5,000	5,629,895
Kansas City Industrial Development Authority, ARB
Series A, AMT, 5.00%, 03/01/34	5,000	5,268,525
Series A, AMT, 5.00%, 03/01/35	5,000	5,238,695
Series A, AMT, 5.00%, 03/01/36	5,000	5,210,545
Series A, AMT, 5.00%, 03/01/39	5,000	5,165,490
Series B, AMT, 5.00%, 03/01/39	5,000	5,226,705
Kansas City Industrial Development Authority, RB
Series A, 10.00%, 11/15/37	2,735	2,409,005
Series C, 7.50%, 11/15/46	1,701	1,331,502
Kansas City Industrial Development Authority, Refunding RB
Class B, 5.00%, 11/15/46	8,059	6,050,799

Security	Par (000)	Value

Missouri (continued)
Kansas City Industrial Development Authority, Refunding RB (continued)
Class D, 2.00%, 11/15/46	$3,597	$157,571
Metropolitan St Louis Sewer District, Refunding RB
Series A, 5.00%, 05/01/47	10,000	10,498,540
Series B, 5.00%, 05/01/45	6,785	7,035,882
Missouri Housing Development Commission, RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 2.55%, 11/01/40	1,505	1,302,314
Series A, (FHLMC, FNMA, GNMA), 2.70%, 11/01/45	2,145	1,839,852
Missouri State Environmental Improvement & Energy Resources Authority, Refunding RB, Series C, 2.75%, 09/01/33	25,000	23,349,075
St Louis Land Clearance for Redevelopment Authority, Refunding RB, 3.88%, 10/01/35	2,280	1,904,094

		92,812,124

Nevada — 0.2%
City of Las Vegas Nevada Special Improvement District No. 607, Refunding SAB 5.00%, 06/01/23	205	205,121
5.00%, 06/01/24	75	75,358
City of North Las Vegas Nevada, GO, BAB, 6.57%, 06/01/40	5,175	5,251,543
County of Clark Department of Aviation, Refunding ARB, Series A, Subordinate, 5.00%, 07/01/35	5,000	5,681,655
State of Nevada Department of Business & Industry, RB(b)
Series A, 4.50%, 12/15/29	250	241,648
Series A, 5.00%, 12/15/38	965	906,857

		12,362,182

New Hampshire — 0.4%
National Finance Authority, RB, Series 2020-1, Class A, 4.13%, 01/20/34	3,826	3,754,655
New Hampshire Business Finance Authority, Refunding RB 3.30%, 04/01/32	12,880	10,104,798
Series B, 4.63%, 11/01/42(b)	7,900	7,117,860
Series C, AMT, 4.88%, 11/01/42(b)	2,995	2,685,542

		23,662,855

New Jersey — 2.3%
Essex County Improvement Authority, RB
Series A, (BAM), 4.00%, 08/01/37	300	298,954
Series A, (BAM), 4.00%, 08/01/38	610	602,877
Series A, (BAM), 4.00%, 08/01/39	630	620,543
Series A, (BAM), 4.00%, 08/01/40	330	323,607
Series A, (BAM), 4.00%, 08/01/41	350	341,109
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(c)	620	626,765
New Jersey Economic Development Authority, RB, Series B, 5.50%, 11/01/26(b)	265	247,819
New Jersey Economic Development Authority, Refunding RB(a)
AMT, 1.10%, 11/01/29	19,170	16,150,514
Series A, AMT, 2.20%, 10/01/39	30,830	25,782,882
New Jersey Health Care Facilities Financing Authority, RB 5.00%, 07/01/28	2,000	2,197,012

7

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, RB (continued) 5.00%, 07/01/30	$2,120	$2,393,368
5.00%, 07/01/32	3,000	3,415,614
5.00%, 07/01/33	1,475	1,664,645
5.00%, 07/01/34	5,500	6,144,875
4.00%, 07/01/35	3,885	3,965,583
4.00%, 07/01/36	4,000	4,023,380
4.00%, 07/01/41	5,725	5,546,283
4.00%, 07/01/51	10,000	9,095,590
New Jersey Health Care Facilities Financing Authority, Refunding RB
Series A, 4.00%, 07/01/35	5,000	5,045,130
Series A, 5.00%, 07/01/39	5,000	5,210,835
Series A, 4.00%, 07/01/43	10,000	9,560,010
New Jersey Turnpike Authority, Refunding RB
Series B, 4.00%, 01/01/37	7,275	7,269,049
Series D, 5.00%, 01/01/28	10,000	10,611,390
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	1,500	1,481,721

		122,619,555

New Mexico — 0.2%
New Mexico Mortgage Finance Authority, RB, S/F Housing, Series A, AMT, (FHLMC, FNMA, GNMA), 2.70%, 07/01/40	2,380	2,134,063
State of New Mexico Severance Tax Permanent Fund, RB, Series B, 5.00%, 07/01/29	5,000	5,642,720
Winrock Town Center Tax Increment Development District No. 1, Refunding TA(b)
Senior Lien, 3.75%, 05/01/28	500	477,477
Senior Lien, 4.00%, 05/01/33	1,035	896,378
Senior Lien, 4.25%, 05/01/40	1,750	1,440,182

		10,590,820

New York — 10.2%
Metropolitan Transportation Authority, RB, Series A, 5.00%, 11/15/42	10,000	10,446,250
Nassau County Interim Finance Authority, Refunding RB, Series B, 1.28%, 11/15/28	11,250	9,249,570
New York City Housing Development Corp., RB, M/F Housing
Series G-1, 3.90%, 05/01/45	5,000	4,390,460
Series I, 2.25%, 11/01/36	3,240	2,498,367
Series I, 2.45%, 11/01/41	6,200	4,454,557
Series I, 2.65%, 11/01/46	7,135	5,178,490
Series I, 2.70%, 11/01/51	8,285	5,424,123
Series I, 2.80%, 05/01/56	10,045	6,476,604
Series I-1, 2.10%, 11/01/35	2,915	2,266,535
Series I-1, 2.55%, 11/01/45	28,970	19,820,897
Series I-1, 2.65%, 11/01/50	5,000	3,266,875
Series I-1, 2.70%, 11/01/55	5,000	3,152,615
Series I-1, 2.80%, 11/01/60	5,000	3,092,365
Series J, 2.85%, 11/01/39	7,955	6,270,489
Series J, 3.00%, 11/01/44	8,090	6,109,600
Series J, 3.05%, 11/01/49	9,940	7,162,963
Series J, 3.15%, 11/01/54	13,780	9,769,427
Series J, 3.25%, 11/01/59	9,150	6,398,677
Series J, 3.35%, 11/01/65	12,535	9,176,999

Security	Par (000)	Value

New York (continued)
New York City Housing Development Corp., Refunding RB, M/F Housing 2.25%, 11/01/31	$1,150	$1,004,074
Series C, 2.40%, 11/01/46	10,000	6,555,400
Series C, 2.60%, 11/01/56	7,210	4,383,269
New York City Municipal Water Finance Authority, RB
Series AA-1, 5.25%, 06/15/52	48,000	53,184,528
Series DD, 5.00%, 06/15/47	10,000	10,391,890
New York City Municipal Water Finance Authority, Refunding RB, Series BB-1, 4.00%, 06/15/45	5,000	4,821,035
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series C-3, 3.50%, 11/01/32	10,000	8,818,330
Class C-1, Subordinate, 4.00%, 02/01/40	5,000	4,862,545
Sub-Series C-1, Subordinate, 4.00%, 05/01/40	6,835	6,602,637
New York Liberty Development Corp., Refunding RB(b)
Class 2, 5.15%, 11/15/34	240	237,336
Class 2, 5.38%, 11/15/40	570	560,655
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/39	10,000	10,203,330
Series A, 5.00%, 03/15/45	10,000	10,552,870
New York State Dormitory Authority, Refunding RB 4.00%, 07/01/37	1,860	1,365,744
4.00%, 07/01/38	1,650	1,194,277
Series A, 5.00%, 03/15/31	5,000	5,793,160
Series A, 4.00%, 03/15/40	19,200	18,625,574
Series A, 4.00%, 03/15/43	13,580	12,913,453
Series B, 5.75%, 07/01/24(d)	990	996,240
Series E, 5.00%, 02/15/25(d)	10	10,366
Series E, 4.00%, 03/15/37	5,780	5,731,581
Series E, 5.00%, 02/15/39	9,990	10,341,188
New York State Housing Finance Agency, RB, M/F Housing
Series H, (SONYMA, FNMA), 2.25%, 11/01/29	275	255,616
Series H, (SONYMA, FNMA), 2.35%, 11/01/30	250	230,861
Series H, (SONYMA, FNMA), 2.40%, 11/01/31	250	228,984
Series H, (SONYMA, FNMA), 3.15%, 11/01/44	1,000	774,295
Series I, (SONYMA, FNMA), 2.40%, 05/01/31	280	257,914
Series I, (SONYMA, FNMA), 2.75%, 11/01/34	1,250	1,082,340
Series I, (SONYMA, FNMA), 3.15%, 11/01/44	3,275	2,535,816
Series K, (SONYMA, FNMA), 3.00%, 11/01/32	1,500	1,404,732
Series M, (SONYMA, GNMA, FNMA, FHLMC), 3.15%, 11/01/32	1,000	948,529
Series M, (SONYMA, GNMA, FNMA, FHLMC), 3.50%, 11/01/37	415	365,641
New York State Thruway Authority, Refunding RB
Series A, 5.00%, 03/15/30	5,000	5,712,325
Series A, 4.00%, 03/15/42	2,500	2,400,835
Series A-1, 4.00%, 03/15/40	5,780	5,600,057
New York State Urban Development Corp., RB 2.13%, 03/15/32	500	396,894
Series A, 4.00%, 03/15/38	7,685	7,487,111
New York State Urban Development Corp., Refunding RB 5.00%, 09/15/28	5,000	5,573,970
5.00%, 09/15/29	5,000	5,667,905
5.00%, 09/15/30	5,000	5,752,875

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/26	$10,000	$10,172,380
AMT, 5.00%, 01/01/28	10,000	10,296,600
AMT, 5.00%, 01/01/29	10,000	10,293,650
AMT, 5.00%, 01/01/30	10,000	10,276,000
AMT, 5.00%, 01/01/34	15,500	15,828,104
Series A, AMT, 5.00%, 07/01/34	5,000	5,066,345
Series A, AMT, 5.00%, 07/01/41	17,615	17,633,320
Series A, AMT, 5.00%, 07/01/46	62,385	61,220,210
New York Transportation Development Corp., Refunding RB 5.00%, 12/01/26	1,450	1,535,009
5.00%, 12/01/27	1,500	1,605,470
5.00%, 12/01/28	1,300	1,405,295
Port Authority of New York & New Jersey, Refunding ARB, Series 222, (BAM TCRS), 4.00%, 07/15/39	5,900	5,800,668
State of New York Mortgage Agency, RB, S/F Housing
Series 227, 2.30%, 10/01/40	7,000	5,126,737
Series 227, 2.50%, 10/01/47	12,730	9,311,359
Series 226, AMT, 1.80%, 04/01/28	1,000	891,763
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/56	11,420	12,070,597
Utility Debt Securitization Authority, Refunding RB, Restructured, 5.00%, 12/15/37	10,000	10,559,520

		539,525,072

North Carolina — 1.9%
City of Charlotte North Carolina Airport Revenue, ARB
Series A, 5.00%, 07/01/42	10,000	10,504,220
Series A, 5.00%, 07/01/47	10,000	10,389,350
City of Charlotte North Carolina Airport Revenue, Refunding ARB 5.00%, 07/01/34	3,095	3,455,732
5.00%, 07/01/49	5,000	5,256,085
Series A, 5.00%, 07/01/28	2,395	2,651,442
Series A, 5.00%, 07/01/29	1,750	1,969,839
Series A, 4.00%, 07/01/35	3,100	3,220,869
Series A, 4.00%, 07/01/36	3,375	3,462,777
Series A, 4.00%, 07/01/40	4,500	4,500,157
City of Charlotte North Carolina Airport Revenue, Refunding RB, Series B, AMT, 4.00%, 07/01/51	5,000	4,405,820
City of Charlotte North Carolina Water & Sewer System Revenue, Refunding RB, Series A, 4.00%, 07/01/52	5,000	4,778,790
County of Mecklenburg North Carolina, GO 5.00%, 03/01/30	5,745	6,537,224
5.00%, 09/01/30	5,000	5,808,550
North Carolina Housing Finance Agency, RB, S/F Housing
Series 43, (FHLMC, FNMA, GNMA), 2.63%, 01/01/35	2,765	2,368,806
Series 43, (FHLMC, FNMA, GNMA), 2.80%, 01/01/40	4,735	4,123,091
Series 44, 1.75%, 01/01/26	910	859,916
Series 44, 1.80%, 07/01/26	1,175	1,102,508
Series 44, 2.05%, 01/01/28	1,245	1,151,446
Series 44, 2.20%, 07/01/29	985	897,676
Series 44, 2.30%, 01/01/31	1,030	895,930
Series 44, 2.35%, 07/01/31	910	814,341

Security	Par (000)	Value

North Carolina (continued)
North Carolina Housing Finance Agency, RB, S/F Housing (continued)
Series 44, 2.55%, 07/01/35	$1,140	$966,020
North Carolina Medical Care Commission, Refunding RB 5.25%, 01/01/24(d)	195	198,091
5.25%, 01/01/41	2,275	2,087,313
5.00%, 06/01/45	5,000	5,058,635
Raleigh Durham Airport Authority, Refunding RB
Series A, AMT, 5.00%, 05/01/34	5,000	5,267,300
Series A, AMT, 5.00%, 05/01/35	5,000	5,250,000
Town of Mooresville North Carolina, SAB, 5.38%, 03/01/40(b)	2,100	2,101,682

		100,083,610

North Dakota — 0.0%
North Dakota Housing Finance Agency, RB, S/F Housing, 3.05%, 07/01/43	695	603,637

Ohio — 0.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	5,000	4,532,165
Ohio Housing Finance Agency, RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 2.50%, 09/01/35	1,275	1,189,045
Series A, (FHLMC, FNMA, GNMA), 2.75%, 09/01/40	2,335	2,135,229
Ohio Water Development Authority, RB, Series A, AMT, 5.00%, 06/01/29	5,000	5,626,005

		13,482,444

Oklahoma — 0.5%
Oklahoma Development Finance Authority, RB 7.25%, 09/01/51(b)	5,010	5,193,807
Series B, 5.50%, 08/15/52	10,000	8,897,490
Oklahoma Turnpike Authority, RB, Series C, 5.00%, 01/01/47	10,000	10,327,340

		24,418,637

Oregon — 1.0%
Clackamas & Washington Counties School District No. 3, GO, CAB, Series A, (GTD), 0.00%, 06/15/49(e)	1,750	474,929
County of Multnomah Oregon, GO, Series B, 0.80%, 06/15/26	16,870	14,902,874
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Series A, 5.50%, 10/01/49	865	757,378
Oregon Health & Science University, Refunding RB, Series A, 4.00%, 07/01/51	9,000	8,750,115
Oregon State Facilities Authority, Refunding RB, Series A, 4.00%, 06/01/41	10,000	9,225,200
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/47	5,000	5,086,800
Salem-Keizer School District No. 24J, GO, CAB, Series A, (GTD), 0.00%, 06/15/40(e)	12,395	5,559,418
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series B, AMT, (FHLMC, FNMA, GNMA), 4.13%, 07/01/43	165	156,163
University of Oregon, RB, Series A, 5.00%, 04/01/48.	10,000	10,446,510

		55,359,387

9

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania — 2.4%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 4.00%, 01/01/46	$5,000	$4,515,970
Series A, AMT, 5.00%, 01/01/51	10,000	10,112,090
Bucks County Industrial Development Authority, RB 4.00%, 07/01/46	1,390	1,076,180
4.00%, 07/01/51	1,000	743,236
Central Bradford Progress Authority, RB, Series B, 4.00%, 12/01/51	10,000	8,899,680
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/23	985	982,308
Series A, 5.00%, 12/01/24	1,035	1,028,224
Series A, 5.00%, 12/01/25	1,075	1,063,060
Series A, 5.25%, 12/01/45	1,500	1,308,936
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, 5.00%, 07/01/27	5,000	5,266,210
AMT, 5.00%, 07/01/28	10,350	10,992,083
Series B, AMT, 5.00%, 07/01/29	5,000	5,252,020
Series B, AMT, 5.00%, 07/01/42	5,000	5,073,570
County of Lehigh Pennsylvania, Refunding RB, 5.00%, 07/01/44	5,000	5,164,705
Geisinger Authority, Refunding RB, 5.00%, 04/01/43(a)	10,000	10,521,350
Lancaster County Hospital Authority, RB, 5.00%, 11/01/51	5,000	5,133,545
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,725	1,730,837
Pennsylvania Economic Development Financing Authority, RB 2.30%, 06/15/30	8,000	6,657,128
AMT, 5.00%, 12/31/38	5,000	5,016,465
AMT, 5.00%, 06/30/42	5,000	4,914,885
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 5.00%, 10/15/32	1,100	1,240,259
Series A, 5.00%, 10/15/33	1,150	1,285,725
Series A, 5.00%, 10/15/34	1,400	1,547,447
Series A, 4.00%, 10/15/37	1,400	1,361,342
Series A, 4.00%, 10/15/39	1,325	1,264,182
Series A, 4.00%, 10/15/40	1,200	1,142,993
AMT, 5.50%, 11/01/44	3,250	3,211,910
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series B, 4.00%, 08/15/37	1,000	992,396
Series B, 4.00%, 08/15/39	1,000	974,100
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 2019-131A, 1.85%, 04/01/26	1,550	1,478,012
Series 2019-131A, 2.10%, 04/01/28	1,915	1,790,197
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 134B, AMT, 5.00%, 04/01/27	1,500	1,592,047
Philadelphia Authority for Industrial Development, RB, Class A, 5.00%, 07/01/24(d)(g)	10,000	10,224,930
Philadelphia Authority for Industrial Development, Refunding RB, Series A, 5.00%, 09/01/35	5,000	5,199,545

		128,757,567

Security	Par (000)	Value

Puerto Rico — 11.1%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(e)	$307,385	$18,728,661
Commonwealth of Puerto Rico, GO 1.00%, 11/01/43(a)	59,841	25,731,470
1.00%, 11/01/51(a)	97,281	32,832,277
Series A1, Restructured, 5.63%, 07/01/29	16,290	16,916,313
Series A1, Restructured, 5.75%, 07/01/31	7,605	7,983,067
Series A1, Restructured, 4.00%, 07/01/33	7,211	6,426,516
Series A1, Restructured, 4.00%, 07/01/35	6,482	5,643,976
Series A1, Restructured, 4.00%, 07/01/37	5,563	4,697,180
Series A1, Restructured, 4.00%, 07/01/41	7,564	6,157,186
Series A1, Restructured, 4.00%, 07/01/46	7,867	6,180,834
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(e)	9,280	5,246,666
Commonwealth of Puerto Rico, RB, 1.00%, 11/01/51(a)	2,967	959,851
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB(b)
Series A, AMT, 5.00%, 07/01/25	315	316,937
Series A, AMT, 4.00%, 07/01/42	5,385	4,533,131
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(b)
Series B, 4.00%, 07/01/42	7,250	6,196,728
Series B, 4.00%, 07/01/47	15,000	12,125,730
Series C, 3.75%, 07/01/27	43,100	38,767,028
Puerto Rico Electric Power Authority, RB 3rd Series, 5.40%, 01/01/23(h)(i)	1,908	1,341,791
Series A, 5.00%, 07/01/29(h)(i)	5,540	3,792,667
Series A, 7.00%, 07/01/33(h)(i)	7,445	5,237,096
Series A, 5.00%, 07/01/42(h)(i)	23,970	16,409,790
Series A, 7.00%, 07/01/43(h)(i)	3,350	2,356,517
Series A-1, 10.00%, 07/01/19	928	652,618
Series A-2, 10.00%, 07/01/19(h)(i)	4,681	3,292,484
Series A-3, 10.00%, 07/01/19(h)(i)	6,867	4,830,646
Series B-3, 10.00%, 07/01/19(h)(i)	6,867	4,830,645
Series C-1, 5.40%, 01/01/18(h)(i)	18,867	13,271,931
Series C-2, 5.40%, 07/01/18(h)(i)	18,870	13,274,077
Series C-4, 5.40%, 07/01/20(h)(i)	1,908	1,341,792
Series CCC, 5.25%, 07/01/26(h)(i)	8,495	5,815,652
Series CCC, 5.25%, 07/01/28(h)(i)	3,120	2,135,943
Series D-1, 7.50%, 01/01/20(h)(i)	9,399	6,611,543
Series D-4, 7.50%, 07/01/20	5,100	3,587,534
Series TT, 5.00%, 07/01/19(h)(i)	3,620	2,478,241
Series TT, 5.00%, 07/01/20	1,690	1,156,969
Series WW, 5.50%, 07/01/17(h)(i)	4,300	2,943,767
Series WW, 5.50%, 07/01/19(h)(i)	6,025	4,124,697
Series WW, 5.50%, 07/01/20	1,000	684,597
Series WW, 5.38%, 07/01/24(h)(i)	4,545	3,111,493
Series WW, 5.25%, 07/01/25	2,300	1,574,573
Series WW, 5.25%, 07/01/33(h)(i)	2,725	1,865,527
Series WW, 5.50%, 07/01/38(h)(i)	3,980	2,724,696
Series XX, 5.25%, 07/01/27(h)(i)	2,630	1,800,490
Series XX, 5.25%, 07/01/35(h)(i)	1,310	896,822
Series XX, 5.75%, 07/01/36(h)(i)	1,825	1,249,390
Series XX, 5.25%, 07/01/40(h)(i)	36,125	24,731,067
Series A, AMT, 6.75%, 07/01/36(h)(i)	24,370	17,142,784
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(h)(i)	7,025	4,809,294
Series AAA, 5.25%, 07/01/25	5,750	3,936,433
Series AAA, 5.25%, 07/01/28(h)(i)	4,870	3,333,987
Series BBB, 5.40%, 07/01/28	9,505	6,507,094

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, Refunding RB (continued)
Series DDD, 5.00%, 07/01/19(h)(i)	$2,000	$1,369,194
Series DDD, 5.00%, 07/01/20	1,810	1,239,121
Series UU, 3.47%, 07/01/17(a)(h)(i)	1,295	896,787
Series UU, 1.00%, 07/01/18(a)(h)(i)	1,165	806,762
Series UU, 1.32%, 07/01/20(a)(h)(i)	10,400	7,202,000
Series UU, 3.89%, 07/01/31(a)(h)(i)	12,285	8,507,362
Series V, 5.50%, 07/01/20	6,440	4,408,805
Series ZZ, 5.25%, 07/01/18(h)(i)	10,185	6,972,620
Series ZZ, 5.25%, 07/01/19(h)(i)	4,745	3,248,413
Series ZZ, 5.25%, 07/01/24(h)(i)	1,435	982,397
Series ZZ, 5.25%, 07/01/25	2,440	1,670,417
Puerto Rico Electric Power Authority, Refunding RB, BAB, 6.13%, 07/01/40	13,440	9,200,984
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, Refunding RB 5.00%, 07/01/27	450	477,031
5.00%, 07/01/28	400	428,708
5.00%, 07/01/29	470	508,665
5.00%, 07/01/30	600	654,388
5.00%, 07/01/31	500	548,961
5.00%, 07/01/32	500	548,536
5.00%, 07/01/33	500	543,459
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB
Series A-2, Convertiable, Restructured, 4.33%, 07/01/40	4,554	4,143,894
Series A-1, Restructured, 4.75%, 07/01/53	62,623	56,146,842
Series A-2, Restructured, 4.54%, 07/01/53	14,353	12,457,643
Series A-2, Restructured, 4.78%, 07/01/58	34,183	30,384,585
Series A-2, Restructured, 4.33%, 07/01/40	52,906	48,162,818
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB(e)
Series A-1, Restructured, 0.00%, 07/01/29	3,745	2,729,569
Series A-1, Restructured, 0.00%, 07/01/33	10,841	6,405,210
Series B-1, Restructured, 0.00%, 07/01/46	18,521	4,785,382

		588,728,751

Rhode Island — 0.2%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing 2.50%, 04/01/45	10,000	6,969,990
Series 71, (GNMA COLL), 2.75%, 10/01/34	3,965	3,491,044

		10,461,034

South Carolina — 2.5%
City of Charleston South Carolina Waterworks & Sewer System Revenue, RB, 5.00%, 01/01/52	19,000	20,630,979
City of Columbia South Carolina Waterworks & Sewer System Revenue, RB, 5.00%, 02/01/47	5,360	5,878,253
County of Dorchester South Carolina, SAB(b) 5.88%, 10/01/40	2,310	2,338,843
6.00%, 10/01/51	6,240	6,277,253
Lexington County Health Services District, Inc., RB, 5.00%, 11/01/41	10,000	10,222,830
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(b)	6,915	6,575,937
South Carolina Jobs-Economic Development Authority, Refunding RB
Series A, 5.00%, 05/01/38	5,000	5,131,930
Series A, 5.00%, 05/01/43	5,000	5,106,805

Security	Par (000)	Value

South Carolina (continued)
South Carolina Public Service Authority, RB
Series A, 5.00%, 12/01/49	$10,000	$10,011,270
Series E, 5.00%, 12/01/48	10,000	10,024,990
Series E, 5.50%, 12/01/53	5,000	5,030,355
Series F, (AGM-CR), 5.74%, 01/01/30	5,000	5,080,615
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	5,000	5,029,555
Series B, 5.00%, 12/01/41	5,000	5,112,425
Series C, 5.00%, 12/01/46	10,000	10,071,420
South Carolina State Housing Finance & Development Authority, RB, S/F Housing
Series A, AMT, 1.75%, 01/01/26	1,085	1,040,815
Series A, AMT, 1.85%, 01/01/27	940	894,616
Series A, AMT, 1.88%, 07/01/27	890	844,051
Series A, AMT, 2.40%, 07/01/32	1,065	965,665
Series A, AMT, 2.80%, 07/01/34	990	904,158
Series A, AMT, 3.00%, 07/01/39	1,915	1,711,960
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing
Series B, 2.25%, 07/01/30	870	798,709
Series B, 2.45%, 07/01/32	875	794,454
State of South Carolina, GO
Series A, 5.00%, 04/01/38	5,000	5,595,620
Series A, 5.00%, 04/01/39	5,000	5,570,085

		131,643,593

Tennessee — 0.6%
Metropolitan Nashville Airport Authority, ARB
Series A, Subordinate, 4.00%, 07/01/49	5,000	4,629,660
Series A, Subordinate, 5.00%, 07/01/49	10,000	10,480,870
New Memphis Arena Public Building Authority, RB, CAB 0.00%, 04/01/32(e)	1,500	1,045,954
0.00%, 04/01/33(e)	1,600	1,066,686
0.00%, 04/01/34(e)	1,500	947,211
0.00%, 04/01/35(e)	1,500	895,086
0.00%, 04/01/36(e)	1,500	818,408
0.00%, 04/01/37(e)	1,600	830,010
0.00%, 04/01/38(e)	700	340,803
0.00%, 04/01/39(e)	750	345,563
0.00%, 04/01/41(e)	810	331,190
0.00%, 04/01/42(e)	850	330,290
0.00%, 04/01/43(e)	1,700	609,576
0.00%, 04/01/44(e)	1,800	637,288
0.00%, 04/01/45(e)	2,000	658,830
0.00%, 04/01/46(e)	1,700	530,752
Convertiable, 4.00%, 04/01/29(j)	625	579,253
Convertiable, 4.00%, 04/01/30(j)	750	700,614
Convertiable, 4.00%, 04/01/31(j)	650	597,480
Tennessee Housing Development Agency,
Refunding RB, S/F Housing
Series 2019-4, 2.65%, 07/01/34	1,670	1,594,382
Series 2019-4, 2.90%, 07/01/39	3,760	3,609,638

		31,579,544

Texas — 5.1%
Alamo Regional Mobility Authority, RB, Series A, Senior Lien, 5.00%, 06/15/51	10,000	10,594,030
Arlington Higher Education Finance Corp., RB(b)
6.25%, 08/15/24	195	192,249

11

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Arlington Higher Education Finance Corp., RB(b) (continued) 7.50%, 04/01/28	$210	$209,032
7.88%, 11/01/62	5,865	5,988,605
Series A, 5.30%, 04/01/62	4,325	3,692,226
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, Series C, 4.00%, 10/01/37	5,000	5,088,805
City of Houston Texas Airport System Revenue, ARB
Series A, AMT, 6.50%, 07/15/30	1,000	1,000,009
Series A, AMT, 6.63%, 07/15/38	3,000	2,999,850
Series B-1, AMT, 5.00%, 07/15/35	7,400	7,324,098
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D, 5.00%, 07/01/38	5,000	5,294,180
City of Marble Falls Texas, SAB(b) 3.38%, 09/01/26	230	221,548
3.88%, 09/01/31	200	180,905
4.13%, 09/01/41	730	583,304
4.38%, 09/01/51	1,000	767,234
City of Seguin Texas, GO, Series A, 5.25%, 09/01/57	10,000	10,769,700
Conroe Independent School District, Refunding GO, Series A, (PSF), 5.00%, 02/15/28	5,000	5,514,015
County of Harris Texas, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/47	10,000	10,294,670
Dallas Independent School District, Refunding GO, Series B, (PSF), 4.00%, 08/15/29	9,000	8,639,910
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/28	5,000	5,487,350
Hidalgo County Regional Mobility Authority, RB, CAB(e)
Series A, 0.00%, 12/01/42	3,000	955,848
Series A, 0.00%, 12/01/43	3,000	891,615
Series A, 0.00%, 12/01/44	3,000	830,451
Series A, 0.00%, 12/01/45	4,000	1,030,140
Series A, 0.00%, 12/01/46	6,000	1,411,002
Series A, 0.00%, 12/01/47	6,125	1,312,888
Series A, 0.00%, 12/01/48	7,130	1,445,493
Series A, 0.00%, 12/01/49	7,135	1,353,845
Series A, 0.00%, 12/01/50	5,145	914,205
Series A, 0.00%, 12/01/52	5,000	782,350
Series A, 0.00%, 12/01/53	5,000	735,470
Series A, 0.00%, 12/01/54	5,000	690,130
Leander Independent School District, GO, CAB, Series C, (PSF), 0.00%, 08/15/24(d)(e)	95,000	32,195,700
Matagorda County Navigation District No. 1, Refunding RB, 2.60%, 11/01/29	10,000	8,945,070
Midlothian Independent School District, GO, (PSF), 5.00%, 02/15/47	10,000	10,415,670
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/39(b)	1,210	1,202,361
New Hope Cultural Education Facilities Finance Corp., Refunding RB
Class A, 6.63%, 10/01/43	4,930	4,759,018
Series A, 6.75%, 10/01/52	790	745,967
Series B2, 4.50%, 10/01/26	2,030	1,990,403

Security	Par (000)	Value

Texas (continued)
North Texas Municipal Water District Water System Revenue, Refunding RB, Series A, 5.00%, 09/01/29	$5,000	$5,625,530
Port Authority of Houston of Harris County Texas, ARB 4.00%, 10/01/46	5,000	4,726,570
5.00%, 10/01/51	10,000	10,716,170
Port Beaumont Navigation District, Refunding RB, Series B, 6.00%, 01/01/25(b)	6,415	6,013,447
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(b)	27,045	21,406,902
Sanger Independent School District, GO, (PSF), 4.00%, 08/15/52	5,110	4,710,127
Texas Private Activity Bond Surface Transportation Corp., Refunding RB
Series A, 5.00%, 12/31/30	5,365	5,786,356
Series A, 5.00%, 12/31/31	5,000	5,377,415
Series A, 5.00%, 12/31/32	5,000	5,353,890
Series A, 5.00%, 12/31/35	5,000	5,199,065
Texas Water Development Board, RB, 4.00%, 10/15/45	11,020	10,652,913
Ysleta Independent School District, GO, (PSF), 5.00%, 08/15/56	23,445	25,228,696

		268,246,427

Utah — 1.0%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/29	3,365	3,604,521
Series A, AMT, 5.00%, 07/01/30	7,670	8,291,255
Series A, AMT, 5.00%, 07/01/31	5,000	5,436,250
Series A, AMT, 5.00%, 07/01/33	6,110	6,607,934
Series A, AMT, 5.00%, 07/01/51	5,000	5,115,770
City of Salt Lake City Utah Public Utilities Revenue, RB, 5.00%, 02/01/52	10,000	10,727,700
Utah Board of Higher Education, RB 2.55%, 06/01/38	1,250	1,008,475
2.63%, 06/01/39	1,250	1,002,121
Utah Charter School Finance Authority, RB(b) 5.63%, 06/15/26	350	351,311
5.00%, 06/15/42	1,190	1,065,589
5.00%, 06/15/52	3,580	3,002,983
5.63%, 06/15/54	4,945	4,321,218
5.00%, 06/15/57	2,590	2,133,735

		52,668,862

Virginia — 2.2%
Ballston Quarter Community Development Authority, TA
Series A, AMT, 5.38%, 03/01/36	995	775,303
Series A, AMT, 5.50%, 03/01/46	5,955	4,157,221
Cherry Hill Community Development Authority, SAB(b) 5.15%, 03/01/35	1,000	1,000,386
5.40%, 03/01/45	1,990	1,946,753
Chesapeake Bay Bridge & Tunnel District, RB (AGM), 5.00%, 07/01/41	5,000	5,088,715
5.00%, 07/01/46	5,000	5,034,580
Dulles Town Center Community Development Authority, Refunding SAB, 4.00%, 03/01/23	1,000	999,878

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Fairfax County Water Authority, Refunding RB, 5.00%, 04/01/46	$10,000	$10,537,640
FHLMC Multifamily VRD Certificates, RB, Series M053, Class A, 2.55%, 06/15/35	1,041	829,437
Hanover County Economic Development Authority, Refunding RB 5.00%, 07/01/38	125	117,738
4.00%, 07/01/47(b)	1,960	1,456,307
5.00%, 07/01/48	365	314,833
Henrico County Economic Development Authority, Refunding RB, 5.00%, 06/01/23	420	419,681
Loudoun County Economic Development Authority, RB, CAB, 0.00%, 07/01/49(e)	25,115	7,938,374
Lower Magnolia Green Community Development Authority, SAB(b) 5.00%, 03/01/35	2,720	2,688,766
5.00%, 03/01/45	2,800	2,598,156
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	13,275	12,015,256
University of Virginia, Refunding RB, Series A-2, 5.00%, 04/01/45	10,000	10,296,200
Virginia Housing Development Authority, RB, M/F Housing, Series A, AMT, 3.65%, 03/01/43	5,000	4,403,445
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/49	5,000	4,962,755
AMT, 5.00%, 12/31/52	5,000	4,943,985
Virginia Small Business Financing Authority, Refunding RB
AMT, Senior Lien, 4.00%, 01/01/29	175	176,874
AMT, Senior Lien, 4.00%, 07/01/29	2,000	2,049,668
AMT, Senior Lien, 4.00%, 01/01/30	3,000	3,038,853
AMT, Senior Lien, 4.00%, 07/01/30	2,350	2,379,417
AMT, Senior Lien, 4.00%, 01/01/31	2,955	2,997,564
AMT, Senior Lien, 4.00%, 07/01/31	3,250	3,345,105
AMT, Senior Lien, 4.00%, 01/01/32	2,750	2,826,164
AMT, Senior Lien, 4.00%, 07/01/32	2,750	2,701,232
AMT, Senior Lien, 4.00%, 01/01/33	1,250	1,222,555
AMT, Senior Lien, 4.00%, 07/01/33	1,130	1,100,677
AMT, Senior Lien, 4.00%, 01/01/34	1,000	969,997
AMT, Senior Lien, 4.00%, 07/01/34	1,000	964,122
AMT, Senior Lien, 4.00%, 01/01/35	1,155	1,105,434
AMT, Senior Lien, 4.00%, 07/01/35	1,275	1,210,611
AMT, Senior Lien, 4.00%, 01/01/36	2,500	2,355,983
AMT, Senior Lien, 4.00%, 01/01/37	1,425	1,315,896
AMT, Senior Lien, 4.00%, 01/01/38	1,500	1,364,840
AMT, Senior Lien, 4.00%, 01/01/39	1,250	1,128,951
AMT, Senior Lien, 4.00%, 01/01/40	1,250	1,117,933

		115,897,285

Washington — 1.6%
King County Housing Authority, Refunding RB (GTD), 3.50%, 05/01/38	10,000	9,611,790
(HUD SECT 8), 2.75%, 01/01/40	1,900	1,482,935
Mason County Public Hospital District No. 1, RB, 5.00%, 12/01/48	5,000	5,070,345
Pierce County School District No. 10 Tacoma, Refunding GO, (GTD), 1.73%, 12/01/31	4,525	3,551,858
Port of Seattle Washington, GO, 5.00%, 01/01/42	10,000	10,533,290

Security	Par (000)	Value

Washington (continued)
Port of Seattle Washington, Refunding ARB, Class C, AMT, Intermediate Lien, 5.00%, 08/01/33	$5,000	$5,473,470
Seattle Housing Authority, Refunding RB, M/F Housing, (HUD SECT 8), 3.50%, 12/01/35	1,500	1,396,671
State of Washington, GO
Series B, 5.00%, 02/01/33	5,000	5,201,380
Series C, 5.00%, 02/01/47	20,000	21,604,360
Washington Health Care Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/37	5,000	5,192,410
Series D, 5.00%, 10/01/38	10,000	10,105,190
Washington State Convention Center Public Facilities District, RB, Series B, 3.00%, 07/01/58	6,790	3,853,753

		83,077,452

Wisconsin — 1.5%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	1,755	1,352,436
AMT, 4.25%, 07/01/54	3,060	2,170,311
Public Finance Authority, RB(b) 6.00%, 06/15/24	265	263,328
5.00%, 04/01/40	1,175	1,124,406
5.00%, 04/01/50	1,470	1,317,818
Class B, 7.00%, 12/01/30	2,000	1,908,252
Series A, 6.25%, 10/01/31	1,285	1,081,707
Series A, 5.00%, 06/15/41	785	696,986
Series A, 7.00%, 11/01/46(h)(i)	5,085	3,534,075
Series A, 7.00%, 10/01/47	1,285	1,024,405
Series A, 5.00%, 06/15/51	885	724,610
Series A, 5.00%, 06/15/56	970	773,941
Series A-2, 5.00%, 01/01/24	540	538,713
Series B, 5.50%, 06/15/25	555	546,594
Series B, 5.62%, 06/01/29	850	813,081
Public Finance Authority, Refunding RB
Series A, 5.00%, 10/01/34(b)	2,620	2,583,778
Series A, 5.00%, 10/01/39(b)	6,155	5,736,411
Series A, 4.00%, 12/01/51	650	495,422
Series B, 6.13%, 10/01/49(b)	8,530	7,536,937
AMT, 4.00%, 08/01/35	4,840	4,236,950
Wisconsin Health & Educational Facilities Authority, Refunding RB 4.00%, 04/01/39	10,835	10,238,967
5.00%, 12/15/44	5,000	5,061,750
4.00%, 12/01/46	10,000	9,198,860
4.00%, 12/01/51	10,000	8,927,730
Series A, 5.00%, 11/15/35	10,000	10,431,710

		82,319,178

Total Municipal Bonds — 87.2% (Cost: $5,091,833,064)		4,620,089,754

Municipal Bonds Transferred to Tender Option Bond Trusts(k)

California — 0.6%
California Health Facilities Financing Authority, RB
Series A, 5.00%, 08/15/23(d)	10,000	10,085,330
Series A, 5.00%, 08/15/43	10,000	10,130,602
San Marcos Unified School District, GO, Series C, Election 2010, 5.00%, 02/15/40(d)	10,000	10,170,343

		30,386,275

13

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida — 0.4%
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/52	$10,000	$10,677,243
County of Miami-Dade Seaport Department, Refunding RB, Series A-2, (AGM), 4.00%, 10/01/49	10,000	9,104,768
Florida Housing Finance Corp., RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 3.80%, 07/01/43	2,125	2,151,156

		21,933,167

Georgia — 0.4%
Clarke County Hospital Authority, Refunding RB, Series A, 5.00%, 07/01/46(l)	10,000	10,165,123
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(d)	10,000	10,472,350

		20,637,473

Illinois — 0.2%
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/33	10,000	11,308,603

Maryland — 0.2%
County of Montgomery Maryland, RB, Series 2016, 5.00%, 12/01/45	10,000	10,197,238

Michigan — 0.2%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, AMT, 4.15%, 10/01/53	9,620	8,241,806

Missouri — 0.2%
Health & Educational Facilities Authority of the State of Missouri, RB, 5.00%, 01/01/44	10,000	10,067,033

New Jersey — 0.2%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	10,000	9,095,584

New York — 0.3%
New York City Housing Development Corp., RB, M/F Housing, Series C-1A, 4.00%, 11/01/53	9,245	7,712,146
New York State Thruway Authority, RB, Series C, 5.00%, 03/15/53	10,000	10,721,548

		18,433,694

North Carolina — 0.4%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Series A, 4.00%, 07/01/51	20,000	18,311,157
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B, (FHLMC, FNMA, GNMA), 3.85%, 07/01/38	4,890	4,595,345

		22,906,502

Tennessee — 0.2%
Tennessee Housing Development Agency, RB, S/F Housing
Series 3, 3.85%, 07/01/43	6,105	5,993,367
Series 3, 3.95%, 01/01/49	6,080	5,747,782

		11,741,149

Security	Par (000)	Value

Texas — 0.4%
Port Authority of Houston of Harris County Texas, ARB, 5.00%, 10/01/51	$10,000	$10,716,168
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	10,000	10,496,980

		21,213,148

Virginia — 0.2%
Virginia Housing Development Authority, RB, M/F Housing, Series D, 3.90%, 10/01/48	10,000	8,734,490

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.9% (Cost: $219,347,173)		204,896,162

Total Long-Term Investments — 92.4% (Cost: $5,394,222,237)		4,893,940,474

	Shares

Short-Term Securities

Money Market Funds — 7.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 2.80%(m)(n)	420,520,697	420,478,645

Total Short-Term Securities — 7.9% (Cost: $420,473,909)		420,478,645

Total Investments — 100.3% (Cost: $5,814,696,146)		5,314,419,119

Other Assets Less Liabilities — 2.4%		124,803,114

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.7)%		(143,253,823)

Net Assets — 100.0%		$5,295,968,410

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Zero-coupon bond.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	When-issued security.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(l)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on July 1, 2024, is $7,756,944.

(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Strategic Municipal Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$181,906,552	$238,748,179	(a)	$—	$(165,106)	$(10,980)	$420,478,645	420,520,697	$3,327,847	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	4,855	06/21/23	$542,167	$185,161
U.S. Long Bond	4,104	06/21/23	514,796	4,515,278
5-Year U.S. Treasury Note	3,011	06/30/23	322,436	646,805

				$5,347,244

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$68,954,558	$—	$68,954,558
Municipal Bonds	—	4,605,777,664	14,312,090	4,620,089,754
Municipal Bonds Transferred to Tender Option Bond Trusts	—	204,896,162	—	204,896,162

15

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Strategic Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$420,478,645	$—	$—	$420,478,645

	$420,478,645	$4,879,628,384	$14,312,090	$5,314,419,119

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$5,347,244	$—	$—	$5,347,244

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $142,524,981 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	16